Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (197,033)	$ (41,640)	$ 1,611,653	$ 717,132
Adjustments to reconcile net loss to cash used by operating activities:
Depreciation	1,710		191
Changes in operating assets and liabilities:
Accounts payable	(617)	(9,396)	17,092	24,460
Other current liabilities				3
NET CASH USED IN OPERATING ACTIVITIES	(195,940)	(51,036)	(72,266)	(116,223)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of computer equipment	(1,189)	(1,355)	(1,721)	(955)
NET CASH USED IN INVESTING ACTIVITIES	(1,189)	(1,355)	(1,721)	(955)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from stockholder advances	139,200	37,500	57,500	110,000
Proceeds from affiliate advances			2,000
Proceeds from sale of stock	69,500	15,000	15,000	7,616
NET CASH PROVIDED BY FINANCING ACTIVITIES	208,700	52,500	74,500	117,616
NET INCREASE IN CASH AND CASH EQUIVALENTS	11,571	109	513	438
Cash and cash equivalents, beginning of year	951	438	438
Cash and cash equivalents, end of year	12,118	547	951	438
Supplemental Cash Flow Disclosures
Interest Paid
Taxes Paid	$ 500	$ 288	$ 1,197